Consolidated Statements of Changes in Stockholder's Equity - USD ($)		Common Stock [Member] Common Class A [Member]		Common Stock [Member] Common Class B [Member]		Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Mar. 31, 2023		$ 1,000	[1]	$ 1,000	[1]	$ 3,056,123	$ (374,561)	$ (451)	$ 2,682,211
Balance, shares at Mar. 31, 2023	[1]	10,000,000		10,000,000
Net profit			[1]		[1]		(25,675)		(25,675)
Foreign currency translation adjustment			[1]		[1]			8,264	8,264
Balance at Mar. 31, 2024		$ 1,000	[1]	$ 100	[1]	3,056,123	(400,236)	7,813	2,664,800
Balance, shares at Mar. 31, 2024	[1]	10,000,000		1,000,000
Net profit			[1]		[1]		1,262,825		1,262,825
Foreign currency translation adjustment			[1]		[1]			18,220	18,220
Balance at Mar. 31, 2025		$ 1,000	[1]	$ 100	[1]	3,056,123	862,589	26,033	3,945,845
Balance, shares at Mar. 31, 2025	[1]	10,000,000		1,000,000
Net profit			[1]		[1]		109,728		109,728
Foreign currency translation adjustment			[1]		[1]			(30,753)	(30,753)
Balance at Mar. 31, 2026		$ 1,000	[1]	$ 100	[1]	$ 3,056,123	$ 972,317	$ (4,720)	$ 4,024,820
Balance, shares at Mar. 31, 2026	[1]	10,000,000		1,000,000

[1]	The shares data is presented on a retroactive basis to reflect the Reorganization (Note 1).